Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Australia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax rate	26.00%	27.50%	27.50%
France [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax rate	10.00%